Deferred Offering Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Offering Costs [Abstract]
Deferred offering costs	$ 356,423	$ 338,967